CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of Comprehensive Income [Abstract]
Net Income	¥ 66,483	¥ 61,793	¥ 130,640	¥ 126,143
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	(99,262)	(62,494)	(100,412)	(143,867)
Impact of changes in policy liability discount rate	106,057	82,515	110,576	159,366
Net change of debt valuation adjustments	(79)	76	(123)	60
Net change of defined benefit pension plans	(236)	(151)	(89)	(316)
Net change of foreign currency translation adjustments	64,265	70,976	163,583	185,095
Net change of unrealized gains on derivative instruments	4,394	7,600	2,408	18,531
Total other comprehensive income	75,139	98,522	175,943	218,869
Comprehensive Income	141,622	160,315	306,583	345,012
Comprehensive Income Attributable to the Noncontrolling Interests	2,617	3,615	7,553	13,181
Comprehensive Income Attributable to the Redeemable Noncontrolling Interests	88	62	200	100
Comprehensive Income Attributable to ORIX Corporation Shareholders	¥ 138,917	¥ 156,638	¥ 298,830	¥ 331,731